Operating expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Operating expenses
20 Operating expenses
The nature of the Company's operating expenses from continuing operations include the following:

	Years ended December 31,
	2018	2017	2016
	$	$	$
Key management personnel compensation(1)
Salaries and short-term employee benefits	2,388	2,081	2,430
Consultants fees	62	—	—
Termination benefits	356	—	—
Post-employment benefits	147	59	78
Share-based compensation costs	462	87	1,051
	3,415	2,227	3,559
Other employees compensation:
Salaries and short-term employee benefits	1,325	3,584	3,574
Termination benefits (note 16)	—	1,806	—
Post-employment benefits	275	441	500
Share-based compensation costs	108	95	31
	1,708	5,926	4,105
Professional fees	6,421	7,153	7,157
Insurance	1,303	949	870
Third-party R&D	498	3,758	11,796
Contracted sales force	256	22	14
Travel	256	831	1,185
Marketing services	176	698	5
Laboratory supplies	139	2	30
Other goods and services	342	162	160
Leasing costs, net of sublease receipts of $121 in 2018, $359 in 2017 and $345 in 2016(2)	344	2,247	1,131
Transaction costs related to share purchase warrants	—	—	56
Depreciation and amortization	60	138	195
Impairment (reversal) losses	—	(44)	85
Operating foreign exchange (gains) losses	17	(72)	39
	9,812	15,844	22,723
	14,935	23,997	30,387
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(1)	Key management includes the Company's executive management team and directors.

(2)	Leasing costs also include changes in the onerous lease provision (note 16 - provisions for restructuring and other costs), other than attributable to the unwinding of the discount.
Most of the employment agreements entered into between the Company and its executive officers include termination provisions, whereby the executive officers would be entitled to receive benefits that would be payable if the Company were to terminate the executive officers' employment without cause or if their employment is terminated following a change of control. Separation benefits generally are calculated based on an agreed-upon multiple of applicable base salary and incentive compensation and, in certain cases, other benefit amounts.